BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation and significant accounting policies [Abstract]
Schedule of Estimated Useful Lives of Owned Assets
Depreciation is charged to the statement of operations on a straight-line basis to write-off the cost of the assets over their expected useful lives as follows:

• Leasehold improvements	5-15 years

• Buildings	50 years

• Office equipment and fittings	10 years

• Computer equipment	3-5 years

• Plant and equipment	5-15 years

Schedule of Estimated Useful Lives of Intangible Assets
Amortisation is charged to the statement of operations on a straight-line basis over the estimated useful lives of intangible assets, unless such lives are indefinite. Intangible assets are amortised from the date they are available for use in its intended market. The estimated useful lives are as follows:

• Capitalised development costs	15 years

• Patents and licences	6-15 years

• Other (including acquired customer and supplier lists)	6-15 years

Schedule of Reconciliation from IAS 17 to IFRS 16
The following is a reconciliation of the financial statement line items from IAS 17 to IFRS 16 at January 1, 2019:

	Carrying amount at December 31, 2018	Remeasurement	Impairment	IFRS 16 carrying amount at January 1, 2019
	US$000	US$000	US$000	US$000
Property, plant & equipment	5,362	21,185	(11,099)	15,448
Lease liabilities	(962)	(21,185)	-	(22,147)
Retaining earnings	(55,319)	-	11,099	(44,220)

Total	(50,919)	-	-	(50,919